Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments
As of June 30, 2023 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 14.6%
	FRANCE – 3.9%
4,840,000	Biscuit Holding SASU, 4.000% (6-Month Euribor + 400 basis points), 02/14/2027(1)(2)	$4,525,527

	GERMANY – 0.7%
1,368,010	IFA Holding GmbH TL2, 7.242%, 03/31/2025(3)(4)	447,745
1,237,723	IFA Holding GmbH TL3, 7.242%, 03/31/2025(3)(4)	405,102
		852,847
	SAUDI ARABIA – 0.7%
	Ahmad Hamad Al Gosaibi & Brothers TL:
3,047,652	0.000%, 01/01/2050(3)(5)	167,621
3,240,000	0.000%, 01/01/2050(3)(4)(5)	181,159
8,400,000	0.000%, 01/01/2050(3)(4)(5)	469,670
		818,450
	SINGAPORE – 0.8%
506,431	Teide Pte, Ltd. 1L, 10.000%, 08/01/2026(4)(6)	397,808
1,081,900	Teide Pte, Ltd. 2L, 8.000%, 12/31/2026(4)(6)	495,743
		893,551
	SPAIN – 3.3%
	Celsa Group:
401,546	5.912%, 12/31/2024	408,145
3,027,796	5.680%, 06/30/2025(6)	632,189
3,111,061	5.280%, 06/30/2025(2)(6)	2,879,361
		3,919,695
	UNITED ARAB EMIRATES – 2.5%
	Gulf Marine Middle East FZE:
2,667,727	0.000%, 06/09/2025(2)(3)(7)	2,300,915
722,273	0.000%, 06/09/2025(2)(3)(7)	622,960
		2,923,875
	UNITED KINGDOM – 2.7%
4,784,211	Praesidiad, Ltd., 4.000% (3-Month Euribor + 400 basis points), 10/04/2024(1)(2)	3,149,118

	TOTAL BANK LOANS (Cost $18,813,940)	17,083,063

	COMMON STOCK – 2.6%
	MARSHALL ISLANDS – 2.6%
64,263	Scorpio Tankers, Inc.	3,035,141

	TOTAL COMMON STOCK (Cost $2,579,139)	3,035,141
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES – 6.2%
	CAYMAN ISLANDS – 1.9%
2,384,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(8)	$2,228,151

	FRANCE – 2.7%
3,384,000	Iliad Holding SASU, 7.000%, 10/15/2028(8)	3,124,985

	UNITED STATES – 1.6%
1,826,000	Coty, Inc., 5.000%, 04/15/2026(8)	1,751,649
138,000	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(3)(8)	111,320
		1,862,969
	TOTAL CORPORATE DEBT SECURITIES (Cost $7,174,097)	7,216,105

	INTERNATIONAL DEBT SECURITIES – 53.4%
	BERMUDA – 12.3%
4,600,000	Borr Drilling, Ltd., 9.500%, 02/09/2026	4,634,500
	Floatel International, Ltd.:
2,200,000	11.250%, 03/23/2026(8)	2,224,860
2,066,552	10.000%, 09/24/2026(6)	1,549,914
1,924,072	6.000%, 09/24/2026	1,443,054
452,355	0.000%, 09/24/2026(7)	339,266
4,200,000	Odfjell Rig III, Ltd., 9.250%, 05/31/2028	4,247,460
		14,439,054
	CANADA – 2.6%
3,300,000	International Petroleum Corp., 7.250%, 02/01/2027(8)	3,092,760

	ITALY – 4.5%
3,508,000	Moby SpA, 7.750%, 07/19/2023(7)(9)	2,296,312
2,930,000	Rekeep SpA, 7.250%, 02/01/2026	3,012,009
		5,308,321
	JERSEY – 2.9%
4,287,000	Petrofac, Ltd., 9.750%, 11/15/2026	3,401,606

	LUXEMBOURG – 10.9%
3,564,000	Avation Capital SA, 9.000%, 10/31/2026(6)(8)	3,106,215
2,818,125	Mangrove Luxco III Sarl, 7.775%, 10/09/2025(6)	2,336,437
15,700,000	Metalcorp Group SA, 8.500%, 06/28/2026	1,070,532
557,384	Paper Industries Intermediate Financing Sarl, 10.474% (3-Month Euribor + 700 basis points), 03/01/2025(1)(8)	521,445

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	LUXEMBOURG (Continued)
7,266,000	Takko Luxembourg 2 SCA, 8.698% (3-Month Euribor + 538 basis points), 11/15/2023(1)	$5,747,163
		12,781,792
	NETHERLANDS – 1.7%
2,837,000	Metinvest BV, 8.500%, 04/23/2026	1,944,792

	NORWAY – 2.0%
990,129	BOA OCV AS, 2.000%, 12/31/2024(6)(8)	97,039
34,915	DOF Subsea ASA, 6.370% (3-Month Nibor + 200 basis points), 12/17/2027(1)(6)	2,770
1,373,057	Jacktel AS, 10.000%, 12/04/2023(6)(8)	1,373,057
10,203,843	REM Saltire Holding AS, 7.000%, 12/31/2024(8)	871,464
		2,344,330
	SWEDEN – 1.6%
1,569,000	Verisure Holding AB, 9.250%, 10/15/2027	1,825,165

	UKRAINE – 2.5%
	Ukraine Government International Bond:
3,900,000	7.750%, 09/01/2029	944,654
8,060,000	9.750%, 11/01/2030	2,018,103
		2,962,757
	UNITED KINGDOM – 12.4%
4,500,000	Agps Bondco PLC, 6.000%, 08/05/2025	2,148,080
	Frigo Debtco PLC:
1,632,403	11.000%, 04/20/2026(3)(6)(8)	1,742,536
3,293,102	10.000%, 04/20/2028(3)(6)	1,781,207
5,810,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 07/19/2023(1)(3)(7)(9)	44,317
5,050,000	KCA Deutag UK Finance PLC, 9.875%, 12/01/2025	5,018,437
1,300,000	Waldorf Energy Finance PLC, 12.000%, 03/02/2026	1,228,500
2,579,911	Waldorf Production UK, Ltd., 9.750%, 10/01/2024	2,590,231
		14,553,308
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $60,996,066)	62,653,885

	INTERNATIONAL EQUITIES – 10.6%
	CAYMAN ISLANDS – 1.2%
765,283	Shelf Drilling, Ltd.(7)(8)	1,405,762
Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (Continued)
	NORWAY – 6.4%
396,244	DOF Group ASA, B Shares(3)	$1,294,480
570,764	DOF Group ASA, Common Shares(7)	1,875,270
5,260,901	Jacktel AS(3)(7)	1,104,860
1,925,192	MPC Container Ships AS	3,290,235
		7,564,845
	SINGAPORE – 0.2%
24,603,214	Teide, Ltd.(3)	268,418

	UNITED KINGDOM – 2.8%
2,789,648	Gym Group PLC(7)(8)	3,234,375

	TOTAL INTERNATIONAL EQUITIES (Cost $13,190,628)	12,473,400

	PRIVATE COMPANIES – 1.8%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(3)(10)	-
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(3)(6)(8)(10)	4,209
117,000	0.000%, 10/01/2028(3)(6)(8)(10)	-
		4,209
	BERMUDA – 0.2%
695,358	Floatel International, Ltd., Common Shares(3)(10)	213,823
436,438	Floatel International, Ltd., Warrants, 03/16/2025(3)(7)(10)	4
		213,827
	LUXEMBOURG – 0.7%
3,500	Avation PLC, Warrants, 10/31/2026(7)(10)	1,446
28,205,068	Paper Industries TopCo, Ltd., Common Shares(3)(10)	769,285
		770,731
	UNITED KINGDOM – 0.9%
6,137	Frigo Debtco PLC, Common Shares(3)	200,862
15,874	KCA Deutag, Common Shares(3)	888,944
		1,089,806
	UNITED STATES – 0.0%
64	Voyager Aviation Holdings LLC, Common Shares(3)(10)	-
384	Voyager Aviation Holdings LLC, Preferred Shares(3)	47,136
		47,136
	TOTAL PRIVATE COMPANIES (Cost $2,045,869)	2,125,709

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares, Principal Amounts or Number of Contracts	Description	Value
	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
601	STOXX Europe 600 Construction & Materials Index Exercise Price: $550, Notional Amount: $16,527,500, Expiration Date: 09/15/2023(7)	$137,694

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $640,362)	137,694

	U.S. TREASURY NOTES – 5.9%
	UNITED STATES – 5.9%
5,860,000	United States Treasury Note, 0.125%, 10/15/2023	5,775,388
1,102,000	United States Treasury Note, 0.125%, 7/31/2023	1,097,756
		6,873,144
	TOTAL U.S. TREASURY NOTES (Cost $6,884,925)	6,873,144

	SHORT-TERM INVESTMENTS – 7.2%
	UNITED STATES – 7.2%
8,396,486	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 4.988%(11)	8,396,486
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,396,486)	8,396,486

	TOTAL INVESTMENTS – 102.4%
	(Cost $120,721,512)	119,994,627
	Liabilities in Excess of Other Assets – (2.4)%	(2,786,246)
	TOTAL NET ASSETS – 100.0%	$117,208,381
Number of Contracts	Description	Value
	SHORT SECURITIES – (0.0)%
	WRITTEN OPTIONS CONTRACT – (0.0)%
	PUT OPTIONS – (0.0)%
(601)	STOXX Europe 600 Construction & Materials Index Exercise Price: $460, Notional Amount: $(13,823,000), Expiration Date: 09/15/2023(7)	$(9,835)
	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $(110,562))	(9,835)

	TOTAL SHORT SECURITIES (Proceeds $(110,562))	$(9,835)

(1)	Floating rate security. Rate as of June 30, 2023 is disclosed.
(2)	When-issued security that has not settled as of June 30, 2023. Rate is not in effect at June 30, 2023.
(3)	Fair valued using significant unobservable inputs.
(4)	Principal amount shown in Euro; value shown in U.S. Dollars.
(5)	Investment made through a participation.
(6)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(7)	Non-income producing security.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2023 the total value of these securities is $24,889,827 representing 21.2% of net assets.
(9)	Security is in default.
(10)	Restricted investment as to resale.
(11)	The rate is the annualized seven-day yield as of June 30, 2023.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

At June 30, 2023, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
July 20, 2023	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$4,611	NOK	50,000	$4,665	$(54)
September 12, 2023	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	3,218,896		$305,911	300,761	(5,150)
September 12, 2023	Brown Brothers Harriman	Norwegian Krone	U.S. Dollar	NOK	4,463,230		$417,186	417,027	(159)
September 12, 2023	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$493,018	NOK	5,266,642	492,095	923
September 12, 2023	Brown Brothers Harriman	U.S. Dollar	Pound Sterling		$4,728,961	GBP	3,785,761	4,809,498	(80,537)
September 12, 2023	Citibank, N.A.	U.S. Dollar	Euro Currency		$23,441,687	EUR	21,724,575	23,794,321	(352,634)
September 12, 2023	Citibank, N.A.	U.S. Dollar	Euro Currency		$4,398,636	EUR	4,000,000	4,381,089	17,547
September 12, 2023	JP Morgan	U.S. Dollar	Euro Currency		$1,096,504	EUR	1,000,000	1,095,272	1,232
September 12, 2023	Morgan Stanley & Co. LLC	U.S. Dollar	Poland Zloty		$596,822	PLN	2,499,525	612,572	(15,750)
September 12, 2023	State Street	U.S. Dollar	Euro Currency		$1,354,085	EUR	1,250,000	1,369,090	(15,005)
September 12, 2023	State Street	U.S. Dollar	Euro Currency		$1,089,113	EUR	1,000,000	1,095,272	(6,159)
September 12, 2023	Toronto-Dominion Bank	U.S. Dollar	Norwegian Krone		$11,200,512	NOK	122,161,916	11,414,337	(213,825)
									$(669,571)

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

At June 30, 2023, the BlueBay Destra International Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Unrealized Appreciation (Depreciation)	Value
Markit iTraxx Europe Crossover Index Swap(2)	HSBC Securities	5.000% / Quarterly	12/20/2027	EUR	3,350,000	$(109,504)	$(74,191)	$(183,695)
Markit iTraxx Europe Crossover Index Swap(3)	Merrill Lynch	5.000% / Quarterly	6/20/2028	EUR	4,180,000	(38,797)	(148,783)	(187,580)
Next PLC Credit Default Swap(4)	Citigroup, Inc.	1.000% / Quarterly	6/20/2027	EUR	1,100,000	59,888	(64,705)	(4,817)
							$(287,679)	$(376,092)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S38 5Y Corp.
(3)	The underlying issuer is ITRX XOVER CDSI S39 5Y Corp.
(4)	The underlying issuer is NXTLN CDS EUR SR 5Y D14

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the BlueBay Destra International Event-Driven Credit Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board of Trustees.

Additional information on each illiquid and restricted investment held by the BlueBay Destra International Event-Driven Credit Fund at June 30, 2023 is as follows:

	Acquisition			Percentage of
Security	Date	Cost	Value	Net Assets
Avation PLC, Warrants	3/16/2021	$-	$1,446	0.00%
Floatel International, Ltd., Common Shares	3/31/2021	4	213,823	0.18
Floatel International, Ltd., Warrants	1/13/2021	27,075	4	0.00
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	620,317	769,285	0.66
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	-	-	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 7.500%	9/11/2019	7,351	4,209	0.00
Quintis Australia Pty, Ltd., Corporate Debt, 0.000%	9/11/2019	108,881	-	0.00
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	-	-	0.00
		$763,628	$988,767	0.84%